Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Prepaid Expenses and Other Current Assets
8. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	March 31, 2023	December 31, 2022
	(in thousands)
Prepaid expenses	$2,036	$1,429
Other current assets	590	560

Total prepaid expenses and other current assets	$2,626	$1,989

6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	December 31,
	2022	2021
	(in thousands)
Prepaid expenses	$1,429	$1,143
Other current assets	560	399

Total prepaid expenses and other current assets	$1,989	$1,542